Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Vantiv, Inc.
Entity Central Index Key	0001533932
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer